Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Valuation Techniques and Inputs
Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.

Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.

Mortgage Notes	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.

Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet	The following table shows the classification by levels, for financial instruments registered at fair value.
	Level 1		Level 2		Level 3		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial Assets held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	212,639	566,050	—	—	212,639	566,050
Swaps	—	—	1,818,155	2,389,577	—	—	1,818,155	2,389,577
Call Options	—	—	3,435	2,321	—	—	3,435	2,321
Put Options	—	—	1,311	2,758	—	—	1,311	2,758
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,035,540	2,960,706	—	—	2,035,540	2,960,706
Debt Financial Instruments:
From the Chilean Government and Central Bank	181,702	28,128	2,845,611	3,031,164	—	—	3,027,313	3,059,292
Other debt financial instruments issued in Chile	—	—	301,948	273,934	34,363	100,519	336,311	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—
Subtotal	181,702	28,128	3,147,559	3,305,098	34,363	100,519	3,363,624	3,433,745

Others	409,328	257,325	—	—	—	—	409,328	257,325

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	532,203	552,763	1,305,449	1,706,094	—	—	1,837,652	2,258,857
Other debt financial instruments issued in Chile	—	—	1,653,182	1,499,625	88,483	41,283	1,741,665	1,540,908
Financial debt instruments issued Abroad	—	—	207,208	167,627	—	—	207,208	167,627
Equity Instruments:
Instruments issued in Chile	10,243	5,342	—	—	358	358	10,601	5,700
Instruments issued abroad	1,286	820	—	—	25	25	1,311	845
Subtotal	543,732	558,925	3,165,839	3,373,346	88,866	41,666	3,798,437	3,973,937

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	49,065	27,077	—	—	49,065	27,077
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	49,065	27,077	—	—	49,065	27,077
Total	1,134,762	844,378	8,398,003	9,666,227	123,229	142,185	9,655,994	10,652,790

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	221,626	535,630	—	—	221,626	535,630
Swaps	—	—	1,969,558	2,560,285	—	—	1,969,558	2,560,285
Call Options	—	—	1,061	1,665	—	—	1,061	1,665
Put Options	—	—	3,871	3,889	—	—	3,871	3,889
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,196,116	3,101,469	—	—	2,196,116	3,101,469

Others	—	—	2,305	6,271	—	—	2,305	6,271

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	160,602	223,016	—	—	160,602	223,016
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	160,602	223,016	—	—	160,602	223,016
Total	—	—	2,359,023	3,330,756	—	—	2,359,023	3,330,756
(1)	As of December 31, 2023, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments	The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:
	2023
	Balance as of January 1, 2023	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363
Subtotal	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	41,283	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,483
Equity Instruments:
Instruments issued in Chile	358	—	—	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	41,666	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,866

Total	142,185	4,860	(7,355)	82,015	(63,874)	19,141	(53,743)	123,229
	2022
	Balance as of January 1, 2022	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	51,484	902	—	111,960	(63,827)	—	—	100,519
Subtotal	51,484	902	—	111,960	(63,827)	—	—	100,519

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	25,203	(1,477)	4,921	25,044	(12,408)	—	—	41,283
Equity Instruments:
Instruments issued in Chile	218	—	140	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	25,446	(1,477)	5,061	25,044	(12,408)	—	—	41,666

Total	76,930	(575)	5,061	137,004	(76,235)	—	—	142,185
(1)	Recorded in income under item “Net Financial income (expense)”.
(2)	Recorded in equity under item “Accumulated other comprehensive income”.

Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions	The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:
	As of December 31, 2023		As of December 31, 2022
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	(696)	100,519	(997)
Subtotal	34,363	(696)	100,519	(997)

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	(2,721)	41,283	(1,263)
Equity Instruments:
Instruments issued in Chile	358	—	358	—
Instruments issued abroad	25	—	25	—
Subtotal	88,866	(2,721)	41,666	(1,263)
Total	123,229	(3,417)	142,185	(2,260)

Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position	The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position.
	Book Value		Estimated Fair Value
	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	2,764,884	2,464,648	2,764,884
Transactions in the course of collection	415,505	772,196	415,505	772,196
Subtotal	2,880,153	3,537,080	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061	71,822	54,061
Debt financial instruments	1,431,083	902,355	1,368,416	836,527
Loans and advances to Banks
Domestic banks	—	—	—	—
Central Bank of Chile	2,100,933	1,801,100	2,100,933	1,801,100
Foreign banks	417,657	372,051	412,662	369,526
Subtotal	4,021,495	3,129,567	3,953,833	3,061,214
Loans to customers, net
Commercial loans	19,770,403	19,987,278	19,193,778	19,161,774
Residential mortgage loans	12,277,266	11,371,676	11,656,071	11,138,046
Consumer loans	4,893,418	4,545,734	5,025,163	4,608,041
Subtotal	36,941,087	35,904,688	35,875,012	34,907,861
Total	43,842,735	42,571,335	42,708,998	41,506,155

Liabilities
Transactions in the course of payment	356,871	681,792	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155	13,670,793	13,592,155
Saving accounts and time deposits	15,538,196	14,358,987	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending	157,173	216,264	157,173	216,264
Borrowings from financial institutions	5,360,715	5,397,676	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes	1,433	2,328	1,533	2,466
Letters of credit for general purposes	11	49	12	52
Bonds	9,358,621	9,265,570	9,090,188	9,030,443
Other financial obligations	339,305	344,030	339,327	363,809
Subtotal	44,426,247	43,177,059	43,948,208	42,392,457
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,039,814	1,010,905	1,035,801	1,002,250
Total	45,822,932	44,869,756	45,340,880	44,076,499

Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet	The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2023 and 2022:
	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	2,764,884	—	—	—	—	2,464,648	2,764,884
Transactions in the course of collection	415,505	772,196	—	—	—	—	415,505	772,196
Subtotal	2,880,153	3,537,080	—	—	—	—	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061	—	—	—	—	71,822	54,061
Debt financial instruments	1,368,416	836,527	—	—	—	—	1,368,416	836,527
Loans and advances to Banks
Domestic banks	—	—	—	—	—	—	—	—
Central Bank of Chile	2,100,933	1,801,100	—	—	—	—	2,100,933	1,801,100
Foreign banks	—	—	—	—	412,662	369,526	412,662	369,526
Subtotal	3,541,171	2,691,688	—	—	412,662	369,526	3,953,833	3,061,214
Loans to customers, net
Commercial loans	—	—	—	—	19,193,778	19,161,774	19,193,778	19,161,774
Residential mortgage loans	—	—	—	—	11,656,071	11,138,046	11,656,071	11,138,046
Consumer loans	—	—	—	—	5,025,163	4,608,041	5,025,163	4,608,041
Subtotal	—	—	—	—	35,875,012	34,907,861	35,875,012	34,907,861
Total	6,421,324	6,228,768	—	—	36,287,674	35,277,387	42,708,998	41,506,155

Liabilities
Transactions in the course of payment	356,871	681,792	—	—	—	—	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155	—	—	—	—	13,670,793	13,592,155
Saving accounts and time deposits	—	—	—	—	15,536,406	14,342,841	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending	157,173	216,264	—	—	—	—	157,173	216,264
Borrowings from financial institutions	—	—	—	—	5,152,776	4,844,427	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes	—	—	1,533	2,466	—	—	1,533	2,466
Letters of credit for general purposes	—	—	12	52	—	—	12	52
Bonds	—	—	9,090,188	9,030,443	—	—	9,090,188	9,030,443
Other financial obligations	—	—	—	—	339,327	363,809	339,327	363,809
Subtotal	13,827,966	13,808,419	9,091,733	9,032,961	21,028,509	19,551,077	43,948,208	42,392,457
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—	—	—	1,035,801	1,002,250	1,035,801	1,002,250
Total	14,184,837	14,490,211	9,091,733	9,032,961	22,064,310	20,553,327	45,340,880	44,076,499